Statements of Financial Position - ILS (₪) ₪ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	₪ 19,240	₪ 8,683
Short-term bank deposits	10,070	5,012
Trade receivables	1,097	501
Other current assets	1,016	1,159
Inventory	2,026	825
Total current assets	33,449	16,180
Non-current assets
Property and equipment, net	218	238
Deferred offering costs		1,155
Restricted deposits	201	191
Right of use asset, net	567	992
Total non-current assets	986	2,576
Total assets	34,435	18,756
Current liabilities
Trade payables	1,956	942
Other current liabilities	2,872	3,522
Current maturities of leasing liabilities	467	467
Derivative warrants liability	1,151
Liability in respect of government grants	335	109
Total current liabilities	6,781	5,040
Non-current liabilities
Liability in respect of government grants	919	1,059
Leasing liability, net current	181	605
Total non-current liabilities	1,100	1,664
Commitments
Shareholders’ equity
Share capital and premium	118,284	80,440
Capital reserve in respect of share-based payment	10,045	8,425
Accumulated deficit	(101,775)	(76,813)
Total shareholders’ equity	26,554	12,052
Total liabilities and shareholders’ equity	₪ 34,435	₪ 18,756